Long-Term Debt - Macquarie Credit Facility (Details) $ in Thousands							3 Months Ended	6 Months Ended
	Apr. 03, 2025 USD ($)	Mar. 28, 2025 USD ($)	Sep. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	May 18, 2023 USD ($) Vessel TEU Installment	Dec. 30, 2021 USD ($) Installment Tranche	Jun. 30, 2023 Tranche	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 Vessel	Nov. 15, 2018 Vessel
Long-Term Debt [Abstract]
Number of vessels purchased (in Vessel) | Vessel											23	20
Prepayment of debt, amount								$ 0	$ 70,393
Outstanding balance								481,625		$ 490,375
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Long-Term Debt [Abstract]
Prepayment of debt, amount	$ 46,818
Macquarie Bank Limited Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount					$ 76,000
Number of vessels purchased (in Vessel) | Vessel					4
Vessel capacity in TEUs (in TEU) | TEU					8,544
Aggregate purchase price					$ 123,300
Number of tranches drawn (in Tranche) | Tranche							4
Maturity date					May 31, 2026
Balloon payment					$ 25,000
Balloon payment payable term					3 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					SOFR [Member]
Margin on variable rate					3.50%
Prepayment of debt, amount	$ 17,500			$ 18,500
Prepayment fee on repayment of debt								175
Outstanding balance								$ 0
Macquarie Bank Limited Credit Facility [Member] | Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment					2
Periodic installment payment					$ 5,000
Frequency of periodic payment								quarterly
Macquarie Bank Limited Credit Facility [Member] | Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment					6
Periodic installment payment					$ 6,000
Frequency of periodic payment								quarterly
Macquarie Bank Limited Credit Facility [Member] | Debt Redemption Period, Three [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment					1
Periodic installment payment					$ 3,000
Frequency of periodic payment								quarterly
Macquarie Bank Limited Credit Facility [Member] | Debt Redemption Period, Four [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment					2
Periodic installment payment					$ 1,000
Frequency of periodic payment								quarterly
E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount						$ 60,000
Number of tranches drawn (in Tranche) | Tranche						3
Maturity date			Jul. 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						SOFR [Member]
Margin on variable rate						2.75%
Prepayment of debt, amount		$ 5,900	$ 8,500
Outstanding balance								$ 0
E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment						8
Periodic installment payment						$ 4,500
Frequency of periodic payment								quarterly
E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment						10
Periodic installment payment						$ 2,400
Frequency of periodic payment								quarterly